Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital [member]	Share premium [member]	Merger reserve [member]	Translation reserve [member]	Other reserves [member]	Retained earnings/ (accumulated deficit) [member]	Total parent equity [member]	Non-controlling interests [member]
Balance Share Capital (in shares) at Dec. 31, 2018	282,493,867
Equity at beginning of period at Dec. 31, 2018	$ 167,971	$ 5,375	$ 278,385	$ 138,506	$ 10	$ 20,923	$ (166,693)	$ 276,506	$ (108,535)
Net income/(loss)	366,065						421,144	421,144	(55,079)
Foreign currency translation differences	(10)				(10)			(10)
Total comprehensive income/(loss) for the year	366,055				(10)		421,144	421,134	(55,079)
Deconsolidation of subsidiary	97,178								97,178
Subsidiary note conversion and changes in NCI ownership interest	$ 2,418					(20,631)		(20,631)	23,049
Exercise of share-based awards (in shares)	237,090
Exercise of share-based awards	$ 504	5	499					504
Purchase of subsidiary non-controlling interest through issuance of shares (in shares)	2,126,338
Revaluation of deferred tax assets related to share-based awards	$ 3,061					3,061		3,061
Equity settled share-based awards	$ 14,468					12,785		12,785	1,683
Vesting of restricted stock units (RSU)	513,324
Vesting of restricted stock units (RSU)	$ (1,280)					(1,280)		(1,280)
Acquisition of subsidiary non-controlling interest	0	28	9,078			(33,145)		(24,039)	24,039
Distributions	$ 23					5	(7)	(2)	25
Balance Share Capital (in shares) at Dec. 31, 2019	285,370,619
Equity at end of period at Dec. 31, 2019	$ 650,398	5,408	287,962	138,506	0	(18,282)	254,444	668,037	(17,639)
Net income/(loss)	4,568						5,985	5,985	(1,417)
Foreign currency translation differences	469				469			469
Total comprehensive income/(loss) for the year	$ 5,037				469		5,985	6,454	(1,417)
Exercise of share-based awards (in shares)	514,406
Exercise of share-based awards	$ 1,036	9	1,016					1,025	11
Revaluation of deferred tax assets related to share-based awards	(684)					(684)		(684)
Equity settled share-based awards	10,627					7,805		7,805	2,822
Settlement of restricted stock units	(12,888)					(12,888)		(12,888)
Distributions	$ 13								13
Balance Share Capital (in shares) at Dec. 31, 2020	285,885,025
Equity at end of period at Dec. 31, 2020	$ 653,539	5,417	288,978	138,506	469	(24,050)	260,429	669,748	(16,209)
Net income/(loss)	(62,709)						(60,558)	(60,558)	(2,151)
Foreign currency translation differences	0				0			0
Total comprehensive income/(loss) for the year	$ (62,709)						(60,558)	(60,558)	(2,151)
Exercise of share-based awards (in shares)	1,911,560
Exercise of share-based awards	$ 352	27	326					352
Revaluation of deferred tax assets related to share-based awards	615					615		615
Equity settled share-based awards	13,361					7,109		7,109	6,252
Settlement of restricted stock units	(10,749)					(10,749)		(10,749)
Reclassification of equity settled awards to liability awards	(6,773)					(6,773)		(6,773)
Vesting of share-based awards and net share exercise	(2,582)					(2,582)		(2,582)
Acquisition of subsidiary non-controlling interest	(968)					(9,636)		(9,636)	8,668
NCI exercise of share-based awards in subsidiaries	66					5,988		5,988	(5,922)
Distributions	$ (6)								(6)
Balance Share Capital (in shares) at Dec. 31, 2021	287,796,585
Equity at end of period at Dec. 31, 2021	$ 584,147	$ 5,444	$ 289,303	$ 138,506	$ 469	$ (40,077)	$ 199,871	$ 593,515	$ (9,368)